Loans (Balances Of Commercial Loan Portfolio Classes, Disaggregated By PD Grade) (Details)		Dec. 31, 2015 USD ($) number	Dec. 31, 2014 USD ($) number	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		$ 210,242,000	$ 232,448,000	$ 253,809,000	$ 276,963,000
Total loans collectively evaluated for impairment		17,337,055,000	15,846,431,000	14,941,780,000
Total loans individually evaluated for impairment		308,049,000	342,345,000	400,468,000
Allowance - collectively evaluated for impairment		157,528,000	165,635,000	175,658,000
Allowance - individually evaluated for impairment		51,032,000	63,628,000	77,334,000
Allowance - purchased credit impaired loans		1,682,000	3,185,000	817,000
Purchase credit impaired loans - recorded investment		41,398,000	41,390,000	$ 46,826,000
General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		8,414,906,000	7,477,612,000
Total loans individually evaluated for impairment		27,133,000	22,853,000
Total commercial loans		8,458,116,000	7,505,541,000
Purchase credit impaired loans - recorded investment		16,077,000	5,076,000
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		1,669,908,000	1,163,018,000
Total loans individually evaluated for impairment		0	0
Total commercial loans		1,669,908,000	1,163,018,000
Purchase credit impaired loans - recorded investment		0	0
TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	[1]	305,027,000	325,882,000
Total loans individually evaluated for impairment	[1]	3,339,000	12,845,000
Total commercial loans	[1]	308,366,000	338,727,000
LOCOM valuation allowance		$ 25,500,000	$ 26,200,000
Highest internal grade | number		13	13
Purchase credit impaired loans - recorded investment		$ 0	$ 0
Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		1,578,083,000	1,189,595,000
Total loans individually evaluated for impairment		7,638,000	16,912,000
Total commercial loans		1,602,386,000	1,240,421,000
Purchase credit impaired loans - recorded investment		16,665,000	33,914,000
Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		66,709,000	33,063,000
Total loans individually evaluated for impairment		1,417,000	2,518,000
Total commercial loans		72,549,000	37,296,000
Purchase credit impaired loans - recorded investment		$ 4,423,000	$ 1,715,000
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of total commercial loans		100.00%	100.00%
Allowance for loan losses		$ 98,796,000	$ 85,585,000
Total loans collectively evaluated for impairment		12,034,633,000	10,189,170,000
Total loans individually evaluated for impairment		39,527,000	55,128,000
Total commercial loans		12,111,325,000	10,285,003,000
Allowance - collectively evaluated for impairment		93,499,000	76,508,000
Allowance - individually evaluated for impairment		4,124,000	5,969,000
Allowance - purchased credit impaired loans		$ 1,173,000	$ 3,108,000
Percent of loan collectively evaluated for impairment		99.00%	99.00%
Percent of loan individually evaluated for impairment		1.00%	1.00%
Purchase credit impaired loans - recorded investment		$ 37,165,000	$ 40,705,000
Percent of loan purchased-credit impaired		0.00%	0.00%
Commercial Loan P D Grade One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 565,285,000	$ 450,661,000
Percent of total commercial loans		5.00%	4.00%
Allowance for loan losses		$ 130,000	$ 70,000
Commercial Loan P D Grade One [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		564,684,000	450,465,000
Commercial Loan P D Grade One [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade One [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade One [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		601,000	136,000
Commercial Loan P D Grade One [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	60,000
Commercial Loan P D Grade Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 608,792,000	$ 436,525,000
Percent of total commercial loans		5.00%	4.00%
Allowance for loan losses		$ 320,000	$ 130,000
Commercial Loan P D Grade Two [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		598,402,000	434,945,000
Commercial Loan P D Grade Two [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Two [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Two [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		10,267,000	1,344,000
Commercial Loan P D Grade Two [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		123,000	236,000
Commercial Loan P D Grade Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,003,101,000	$ 774,636,000
Percent of total commercial loans		8.00%	8.00%
Allowance for loan losses		$ 356,000	$ 201,000
Commercial Loan P D Grade Three [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		502,548,000	566,364,000
Commercial Loan P D Grade Three [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		415,532,000	134,230,000
Commercial Loan P D Grade Three [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Three [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		85,021,000	73,812,000
Commercial Loan P D Grade Three [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	230,000
Commercial Loan P D Grade Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,479,258,000	$ 836,944,000
Percent of total commercial loans		12.00%	8.00%
Allowance for loan losses		$ 1,091,000	$ 408,000
Commercial Loan P D Grade Four [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		877,443,000	589,341,000
Commercial Loan P D Grade Four [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		432,477,000	202,287,000
Commercial Loan P D Grade Four [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Four [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		157,213,000	45,084,000
Commercial Loan P D Grade Four [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		12,125,000	232,000
Commercial Loan P D Grade Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,661,477,000	$ 1,288,533,000
Percent of total commercial loans		14.00%	13.00%
Allowance for loan losses		$ 7,000,000	$ 2,372,000
Commercial Loan P D Grade Five [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,169,245,000	821,012,000
Commercial Loan P D Grade Five [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		263,396,000	247,058,000
Commercial Loan P D Grade Five [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Five [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		221,528,000	216,628,000
Commercial Loan P D Grade Five [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		7,308,000	3,835,000
Commercial Loan P D Grade Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,975,722,000	$ 1,657,447,000
Percent of total commercial loans		16.00%	16.00%
Allowance for loan losses		$ 10,779,000	$ 5,286,000
Commercial Loan P D Grade Six [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,190,011,000	1,162,551,000
Commercial Loan P D Grade Six [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		387,095,000	314,671,000
Commercial Loan P D Grade Six [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Six [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		388,239,000	175,007,000
Commercial Loan P D Grade Six [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		10,377,000	5,218,000
Commercial Loan P D Grade Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,992,478,000	$ 1,714,273,000
Percent of total commercial loans		16.00%	17.00%
Allowance for loan losses		$ 14,410,000	$ 8,517,000
Commercial Loan P D Grade Seven [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,474,613,000	1,325,968,000
Commercial Loan P D Grade Seven [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		155,799,000	157,410,000
Commercial Loan P D Grade Seven [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Seven [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		348,703,000	224,226,000
Commercial Loan P D Grade Seven [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		13,363,000	6,669,000
Commercial Loan P D Grade Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,007,359,000	$ 950,191,000
Percent of total commercial loans		8.00%	9.00%
Allowance for loan losses		$ 16,520,000	$ 9,307,000
Commercial Loan P D Grade Eight [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		797,679,000	699,334,000
Commercial Loan P D Grade Eight [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		15,609,000	42,730,000
Commercial Loan P D Grade Eight [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Eight [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		193,338,000	200,463,000
Commercial Loan P D Grade Eight [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		733,000	7,664,000
Commercial Loan P D Grade Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 504,289,000	$ 709,592,000
Percent of total commercial loans		4.00%	7.00%
Allowance for loan losses		$ 9,644,000	$ 8,901,000
Commercial Loan P D Grade Nine [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		453,948,000	531,979,000
Commercial Loan P D Grade Nine [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	58,997,000
Commercial Loan P D Grade Nine [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Nine [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		48,599,000	117,782,000
Commercial Loan P D Grade Nine [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,742,000	834,000
Commercial Loan P D Grade Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 332,836,000	$ 289,201,000
Percent of total commercial loans		3.00%	3.00%
Allowance for loan losses		$ 5,327,000	$ 4,806,000
Commercial Loan P D Grade Ten [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		253,658,000	244,574,000
Commercial Loan P D Grade Ten [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	5,635,000
Commercial Loan P D Grade Ten [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Ten [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		64,728,000	38,253,000
Commercial Loan P D Grade Ten [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		14,450,000	739,000
Commercial Loan P D Grade Eleven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 210,391,000	$ 320,590,000
Percent of total commercial loans		2.00%	3.00%
Allowance for loan losses		$ 5,676,000	$ 6,887,000
Commercial Loan P D Grade Eleven [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		190,647,000	287,940,000
Commercial Loan P D Grade Eleven [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Eleven [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Eleven [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		18,825,000	31,712,000
Commercial Loan P D Grade Eleven [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		919,000	938,000
Commercial Loan P D Grade Twelve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 100,251,000	$ 147,922,000
Percent of total commercial loans		1.00%	1.00%
Allowance for loan losses		$ 2,728,000	$ 4,622,000
Commercial Loan P D Grade Twelve [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		78,463,000	117,431,000
Commercial Loan P D Grade Twelve [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Twelve [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Twelve [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		17,656,000	29,453,000
Commercial Loan P D Grade Twelve [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		4,132,000	1,038,000
Commercial Loan P D Grade Thirteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 452,548,000	$ 421,004,000
Percent of total commercial loans		4.00%	4.00%
Allowance for loan losses		$ 5,289,000	$ 3,590,000
Commercial Loan P D Grade Thirteen [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		142,690,000	87,840,000
Commercial Loan P D Grade Thirteen [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Thirteen [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	305,027,000	325,882,000
Commercial Loan P D Grade Thirteen [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		4,572,000	6,116,000
Commercial Loan P D Grade Thirteen [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		259,000	1,166,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 140,846,000	$ 191,651,000
Percent of total commercial loans		1.00%	2.00%
Allowance for loan losses		$ 14,229,000	$ 21,411,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		120,875,000	157,868,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		18,793,000	29,579,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,178,000	$ 4,204,000

[1]	Balances as of December 31 , 2015 and 2014 , presented net of $ 25.5 million and $ 26.2 million, respectively, in lower of cost or market (“LOCOM”) valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is " 13 ".